Consolidated Income Statements - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IFRS Statement [Line Items]
Interest income	€ 105,252	€ 71,430	€ 46,463
Interest expense	(61,991)	(32,811)	(13,093)
Interest income/(charges)	43,261	38,619	33,370
Dividend income	571	488	513
Income from companies accounted for using the equity method	613	702	432
Commission income	16,321	15,867	13,812
Commission expense	(4,264)	(4,077)	(3,310)
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	96	149	628
Gain or losses on financial assets and liabilities held for trading, net	2,322	842	1,141
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	204	162	132
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net	(93)	968	270
Gain or losses from hedge accounting, net	63	74	(46)
Exchange differences, net	41	(542)	(562)
Other operating income	1,104	1,510	2,255
Other operating expenses	(2,827)	(2,803)	(2,442)
Income from insurance and reinsurance contracts	460	2,698	1,516
Expenses from insurance and reinsurance contracts	(449)	(2,540)	(1,305)
Total income	57,423	52,117	46,404
Administrative expenses	(22,241)	(20,918)	(18,659)
Staff costs	(13,726)	(12,547)	(11,216)
Other general administrative expenses	(8,515)	(8,371)	(7,443)
Depreciation and amortisation cost	(3,184)	(2,985)	(2,756)
Provisions or reversal of provisions, net	(2,678)	(1,881)	(2,814)
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes	(12,956)	(10,863)	(7,407)
Impairment or reversal of impairment of investments in subsidiaries, joint ventures and associates, net	0	0	0
Impairment or reversal of impairment on non-financial assets, net	(237)	(239)	(231)
Tangible assets	(136)	(140)	(150)
Intangible assets	(73)	(75)	(71)
Others	(28)	(24)	(10)
Gain or losses on non-financial assets and investments, net	313	12	53
Negative goodwill recognized in results	39	0	0
Gains or losses on non-current assets held for sale not classified as discontinued operations	(20)	7	(43)
Operating profit/(loss) before tax	16,459	15,250	14,547
Tax expense or income from continuing operations	(4,276)	(4,486)	(4,894)
Profit/(loss) from continuing operations	12,183	10,764	9,653
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	12,183	10,764	9,653
Profit/(loss) attributable to non-controlling interests	1,107	1,159	1,529
Profit/(loss) attributable to the parent	€ 11,076	€ 9,605	€ 8,124
Earnings/(losses) per share
Basic (in euro per share)	€ 0.654	€ 0.539	€ 0.438
Diluted (in euro per share)	€ 0.651	€ 0.537	€ 0.436
Other financial assets and liabilities
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	€ 99	€ 115	€ 539
Financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Interest income	5,995	5,479	2,582
Dividend income	88	87	112
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes	(44)	(7)	(19)
Financial assets at amortized cost
IFRS Statement [Line Items]
Interest income	77,701	59,214	40,471
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	(3)	34	89
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes	(12,912)	(10,856)	(7,388)
Other interest income
IFRS Statement [Line Items]
Interest income	21,556	6,737	3,410
Reclassification of financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	0	0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	0	0	0
Reclassification of financial assets at amortized cost
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	0	0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	0	0	0
Other gains (losses)
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	2,322	842	1,141
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	€ 204	€ 162	€ 132